Document and Entity Information	Feb. 17, 2017
Prospectus:
Document Type	497
Document Period End Date	Feb. 17, 2017
Registrant Name	LORD ABBETT SERIES FUND INC
Central Index Key	0000855396
Amendment Flag	false
Document Creation Date	Feb. 17, 2017
Document Effective Date	Feb. 17, 2017
Prospectus Date	May 01, 2016